Property and Equipment, net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 233	$ 208
Less accumulated depreciation	(168)	(144)
Property and equipment, net	65	64
Office equipment and computer hardware [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	124	99
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 109	$ 109